Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Accrued expenses and other current liabilities:
Loan from third parties	[1]	$ 9,478,128	$ 10,349,683
Payroll payable		10,061,531	9,701,281
Other tax payable		4,937,229	4,797,160
Interest payable		2,648,428	1,616,048
Professional service fees payable		404,495	482,743
Others		4,795,024	2,970,820
Accrued expenses and other current liabilities		32,324,835	29,917,735
Accrued liabilities, non-current：
Long-term loan from third parties	[2]	3,949,049	3,764,131
Litigation related payable	[3]	4,880,840	4,704,972
Accrued liabilities, non-current		8,829,889	8,469,103
TOTAL		$ 41,154,724	$ 38,386,838

[1]	Loan from third parties mainly consisted of unsecured borrowings from third parties for ordinary business operation. For the borrowings, the interest rates range from 3.8% to 15.4% for the six months ended June 30, 2026 and 2025. The interest expenses were $198,038 and $201,578 for the six months ended June 30, 2026 and 2025, respectively. The borrowings are payable on demand.
[2]	The Company entered into a loan agreement with Shanghai Ranyu Network Technology Co., Ltd. to fund its investment in Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. The loan amount is $3,758,235 (CNY 25.5 million) plus accrued interest $190,814 (CNY1,294,692), the interest rate is 4% p.a. According to the agreement, all profit distributions and/or cash flow distributions received by the Company from Zhizhen Guorui shall be used to repay the loan on a priority basis within the actual amount of profit and/or cash flow distributions received.
[3]	Litigation related payable mainly consisted of the litigation fee for the lawsuit between the Group and Apple paid by the third parties on behalf of the Group.